Stock-Based Compensation - Narrative (Details)	3 Months Ended			12 Months Ended
	Sep. 30, 2018 USD ($) employees	Mar. 31, 2018 USD ($) employees	Jun. 30, 2017 employees	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares
Stock-Based Compensation
Options granted (in shares) | shares				0		0
Proceeds from stock options exercised				$ 0
Total intrinsic value of options exercised (in dollars)					$ 6,000,000.0	$ 9,300,000
Weighted average grant date fair value of stock options granted (in dollars per share) | $ / shares				$ 6.84
Number of employees affected by modification of awards | employees	473	301	974
Incremental compensation cost due to modifications	$ 10,600,000	$ 13,200,000
Performance share units (PSUs)
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)				$ 3,700,000	24,600,000	28,800,000
Performance share units (PSUs) | Tranche one
Stock-Based Compensation
Vesting percentage (as a percent)				50.00%
Vesting period (in years)				3 years
Performance share units (PSUs) | Tranche two
Stock-Based Compensation
Vesting percentage (as a percent)				50.00%
Vesting period (in years)				4 years
Restricted Stock Units (RSUs)
Stock-Based Compensation
Contractual term (in years)				10 years
Vesting period (in years)				1 year
Total vest-date fair value of stock awards vested (in dollars)				$ 900,000	$ 3,400,000	$ 2,800,000
2015 Equity Incentive Plan
Stock-Based Compensation
Maximum number of shares that may be granted under the Plan (in shares) | shares				11,500,000
Chief Executive Officer | Stock options
Stock-Based Compensation
Contractual term (in years)				6 years